Label	Element	Value
WHITEWOLF Publicly Listed Private Equity ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	WHITEWOLF Publicly Listed Private Equity ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	WHITEWOLF Publicly Listed Private Equity ETF (the “Fund” or “LBO”) seeks long-term capital appreciation and current income.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the table or example.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund may pay transaction costs, including commissions when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year ended January 31, 2025, the portfolio turnover rate of the Fund was 11% of the average value of its investment portfolio.

Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Fund’s investments in other funds requires the fund to report a total annual fund operating expense ratio in its prospectus fee table that accounts for both the expenses that a fund pays directly out of its assets (direct expenses), and the expense ratios of the underlying funds, including business development companies (BDCs), in which it invests, which are called Acquired Fund Fees and Expenses (“AFFE”). AFFEs are indirect expenses. This disclosure is designed to provide investors with a better understanding of the actual costs of investing in a fund that invests in other funds. Accordingly, the prospectus for LBO discloses its AFFEs which are in the table above. However, because these fees are not borne directly by the Fund, they will not be reflected in the expense information in LBO’s financial statements. Information presented in the prospectus table will differ from financial highlights presented in LBO’s reports to shareholders.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 for the time periods indicated and then hold or sell all of your Shares at the end of those periods. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the example.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities of U.S. publicly listed private equity companies. The Fund defines “listed private equity companies” as Leverage Finance Providers (as defined below) and Buyout Firms, Sponsors, and Asset Managers (as defined below) (collectively, “Listed Private Equity Companies”) that are listed and traded on a U.S. national securities exchange. Leverage Finance Providers include Business Development Companies (BDCs), finance companies, and direct lenders. Buyout Firms, Sponsors, and Asset Managers include companies whose principal business is to invest in or lend capital to privately held companies. The strategies these Listed Private Equity Companies use when investing in, lending capital to, or providing services to privately held companies may be characterized generally as follows: buyouts or leveraged buyouts, venture capital, special situations, growth investments and private infrastructure. The Sub-Adviser excludes banks, real estate-focused companies and/or real estate investment trusts from the Fund’s investment universe.
When selecting investments, White Wolf Capital Advisors, LLC, the sub-adviser to the Fund (“White Wolf” or the “Sub-Adviser”), expects to evaluate a company’s credit performance and risk level, potential changes in the company’s earnings and dividend levels, the impact of changes in interest rates on the company, and differences among various companies in leverage and balance sheet structures. The Sub-Adviser may also consider a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, and capital policies when selecting investments for the Fund. This strategy seeks to provide investors with the opportunity to gain exposure to a diversified basket of liquid assets with meaningful current income generation and long-term capital appreciation.
Generally, the Sub-Adviser intends to allocate the Fund’s assets among investments in Listed Private Equity Companies as follows: 40% to 60% of the Fund’s net assets invested in Leverage Finance Providers; and the remaining 40% to 60% of the Fund’s net assets invested in Buyout Firms, Sponsors, and Asset Managers. The foregoing portfolio allocation policy may be changed based on the Sub-Adviser’s view of the markets. It is anticipated that the Fund will hold 25 to 40 Listed Private Equity Companies within the portfolio. The Fund’s investments in Listed Private Equity Companies may be classified as small-, mid- or large- capitalization investments.
The Sub-Adviser’s security selection process applies a number of both qualitative and quantitative criteria to help identify the best investment opportunities from the Fund’s investment universe. With respect to qualitative selection criteria, the securities that fit the description above represent the entire universe of securities taken into consideration. The quantitative factors employed by the Sub-Adviser when selecting investments for the Fund focus on the following factors: liquidity, income, volatility, and value. When considering an investment’s liquidity, the Sub-Adviser analyzes, among other things, an investment’s market capitalization and the impact that has on its liquidity. Generally, companies with larger capitalization tend to have greater liquidity. The Fund may invest in small-, mid- and large capitalization companies as long as they satisfy the Sub-Adviser’s liquidity standards. Next, the Sub-Adviser analyzes a company’s volatility (i.e., the extent to which a company’s stock price moves up or down in relation to the overall market) seeking those companies that tend to be less volatile than the overall market. The Sub-Adviser then considers a company’s dividend yield, seeking those investments that provide the Fund with attractive current income. Lastly, the Sub-Adviser will analyze a company’s price/earnings ratio, looking for those investment opportunities that provide upside potential (i.e., those that have a low price-to-earnings ratio). The Sub-Adviser’s value-oriented approach is designed to identify investments that provide current income, low volatility, and the potential for capital appreciation.
The Fund concentrates (i.e., invests more than 25% of its total assets) in securities of companies in the financial services industry or group of related industries.
The Fund considers a “U.S.” company to be one (i) domiciled or with a principal place of business or primary securities trading market in the United States, or (ii) that derives more than 50% of its total revenues or profits from the United States and whose stock is listed on an exchange that trades contemporaneously with the Shares.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities of U.S. publicly listed private equity companies.
Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund. The bar chart shows the Fund’s performance for calendar years ended December 31. The table shows how the Fund’s average annual returns for one-year and since inception periods compare with those of a broad measure of market performance. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Performance information is also available on the Fund’s website at https://lbo.fund/ or by calling the Fund at (215) 330-4476.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(215) 330-4476
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://lbo.fund/
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
The Fund’s calendar year-to-date return as of March 31, 2025 was -5.71%.
During the period of time shown in the bar chart, the Fund’s highest return for a calendar quarter was 9.66% (quarter ended December 31, 2024) and the Fund’s lowest return for a calendar quarter was 1.59% (quarter ended June 30, 2024).

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a calendar quarter
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a calendar quarter
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total ReturnsFor the Periods Ended December 31, 2024
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual U.S. federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an Individual Retirement Account (“IRA”) or other tax-advantaged accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the highest historical individual U.S. federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an Individual Retirement Account (“IRA”) or other tax-advantaged accounts.
WHITEWOLF Publicly Listed Private Equity ETF | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	25.02%
Since Inception	rr_AverageAnnualReturnSinceInception	28.39%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 29, 2023
WHITEWOLF Publicly Listed Private Equity ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investor may lose money by investing in the Fund.
WHITEWOLF Publicly Listed Private Equity ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
WHITEWOLF Publicly Listed Private Equity ETF | Equity Investing Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Equity Investing Risk. An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.
WHITEWOLF Publicly Listed Private Equity ETF | Investment Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Investment Risk. When you sell your Shares, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund. The Fund could lose money due to short-term market movements and over longer periods during market downturns. Securities may decline in value due to factors affecting securities markets generally or particular asset classes or industries represented in the markets. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security, such as geopolitical events and environmental disasters. The value of a security may also decline due to factors that affect a particular industry or group of industries. During a general downturn in the securities markets, multiple asset classes may be negatively affected. Therefore, you may lose money by investing in the Fund.
WHITEWOLF Publicly Listed Private Equity ETF | Listed Private Equity Companies Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Listed Private Equity Companies Risk. There are certain risks inherent in investing in listed private equity companies, which encompass financial institutions or vehicles whose principal business is to invest in and lend capital to or provide services to privately held companies. Generally, little public information exists for private and thinly traded companies, and there is a risk that investors may not be able to make a fully informed investment decision. The Fund is also subject to the underlying risks which affect the listed private equity companies in which the financial institutions or vehicles held by the Fund invest. Listed private equity companies are subject to various risks depending on their underlying investments, which include additional liquidity risk, industry risk, foreign security risk, currency risk, valuation risk and credit risk. Listed private equity companies may have relatively concentrated investment portfolios, consisting of a relatively small number of holdings, which may be adversely impacted by the poor performance of a small number of investments. By investing in companies in the capital markets whose business is to lend money, there is a risk that the issuer may default on its payments or declare bankruptcy.

WHITEWOLF Publicly Listed Private Equity ETF | Business Development Company (BDC) Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Business Development Company (BDC) Risk. BDCs generally invest in less mature U.S. private companies or thinly traded U.S. public companies which involve greater risk than well-established publicly traded companies. While the BDCs in which the Fund invests are expected to generate income in the form of dividends, certain BDCs during certain periods of time may not generate such income. The Fund will indirectly bear its proportionate share of any management fees and other operating expenses incurred by the BDCs and of any performance-based or incentive fees payable by the BDCs in which it invests, in addition to the expenses paid by the Fund. A BDC’s incentive fee may be very high, vary from year to year and be payable even if the value of the BDC’s portfolio declines in a given time period. The use of leverage by BDCs magnifies gains and losses on amounts invested and increases the risks associated with investing in BDCs. A BDC may make investments with a larger amount of risk of volatility and loss of principal than other investment options and may also be highly speculative and aggressive.

WHITEWOLF Publicly Listed Private Equity ETF | Closed-End Funds Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Closed-End Funds Risk. Shares of closed-end funds frequently trade at a price per share that is less than the NAV per share. There can be no assurance that the market discount on shares of any closed-end fund purchased by the Fund will ever decrease or that when the Fund seeks to sell shares of a closed-end fund it can receive the NAV of those shares. There are greater risks involved in investing in securities with limited market liquidity. To the extent a Fund invests in closed-end funds, it will indirectly bear its proportionate share of any fees and expenses payable directly by the closed-end fund and, therefore, the Fund would incur higher expenses, which may be duplicative. Closed-end funds may utilize more leverage than other types of investment companies. They can utilize leverage by issuing preferred stocks or debt securities to raise additional capital which can, in turn, be used to buy more securities and leverage its portfolio.
WHITEWOLF Publicly Listed Private Equity ETF | Financial Services Concentration Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Financial Services Concentration Risk. The Fund may be susceptible to adverse economic or regulatory occurrences affecting the financial services industry. Financial services companies are subject to extensive government regulation and, as a result, their profitability may be affected by new regulations or regulatory interpretations. Unstable interest rates can have a disproportionate effect on the financial services industry, and financial services companies whose securities the Fund may purchase may themselves have concentrated portfolios, which makes them vulnerable to economic conditions that affect that industry. Financial services companies have also been affected by increased competition, which could adversely affect the profitability or viability of such companies.

WHITEWOLF Publicly Listed Private Equity ETF | ETF Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
ETF Risks
•Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
•Premium-Discount Risk. The Shares may trade above or below their net asset value (“NAV”). The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on the Cboe BZX Exchange, Inc. (the “Exchange”) or other securities exchanges. The trading price of Shares may deviate significantly from NAV during periods of market volatility or limited trading activity in Shares. In addition, you may incur the cost of the “spread,” that is, any difference between the bid price and the ask price of the Shares.
•Cost of Trading Risk. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares.
•Trading Risk. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of its underlying portfolio holdings, which can be less liquid than Shares, potentially causing the market price of Shares to deviate from its NAV. The spread varies over time for Shares of the Fund based on the Fund’s trading volume and market liquidity and is generally lower if the Fund has high trading volume and market liquidity, and higher if the Fund has little trading volume and market liquidity.
WHITEWOLF Publicly Listed Private Equity ETF | ETF Risks, Authorized Participants, Market Makers And Liquidity Providers Concentration Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
WHITEWOLF Publicly Listed Private Equity ETF | ETF Risks, Premium-Discount Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Premium-Discount Risk. The Shares may trade above or below their net asset value (“NAV”). The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on the Cboe BZX Exchange, Inc. (the “Exchange”) or other securities exchanges. The trading price of Shares may deviate significantly from NAV during periods of market volatility or limited trading activity in Shares. In addition, you may incur the cost of the “spread,” that is, any difference between the bid price and the ask price of the Shares.
WHITEWOLF Publicly Listed Private Equity ETF | ETF Risks, Cost Of Trading Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Cost of Trading Risk. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares.
WHITEWOLF Publicly Listed Private Equity ETF | ETF Risks, Trading Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Trading Risk. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of its underlying portfolio holdings, which can be less liquid than Shares, potentially causing the market price of Shares to deviate from its NAV. The spread varies over time for Shares of the Fund based on the Fund’s trading volume and market liquidity and is generally lower if the Fund has high trading volume and market liquidity, and higher if the Fund has little trading volume and market liquidity.
WHITEWOLF Publicly Listed Private Equity ETF | Management Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Management Risk. The Fund is actively managed and may not meet its investment objective based on the Adviser’s or Sub-Adviser’s success or failure to implement investment strategies for the Fund. It is possible the investment techniques and risk analyses employed on behalf of the Fund will not produce the desired results.

WHITEWOLF Publicly Listed Private Equity ETF | Large-Capitalization Companies Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Large-Capitalization Companies Risk. Large-capitalization companies may trail the returns of the overall stock market. Large-capitalization stocks tend to go through cycles of doing better - or worse - than the stock market in general. These periods have, in the past, lasted for as long as several years.
WHITEWOLF Publicly Listed Private Equity ETF | Small- And Mid-Capitalization Companies Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Small- and Mid-Capitalization Company Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.
WHITEWOLF Publicly Listed Private Equity ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Non-Diversification Risk. The Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in fewer issuers than diversified funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio and may be more susceptible to greater losses because of these developments.

WHITEWOLF Publicly Listed Private Equity ETF | New Sub-Adviser Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
New Sub-Adviser Risk. Although the Sub-Adviser’s principals and the Fund’s portfolio managers have experience managing investments in the past, the Sub-Adviser has limited experience managing investments for an ETF, which may limit the Sub-Adviser’s effectiveness.

WHITEWOLF Publicly Listed Private Equity ETF | New Fund Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
New Fund Risk. The Fund is a recently organized management investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision. There can be no assurance that the Fund will grow to or maintain an economically viable size. In addition, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

WHITEWOLF Publicly Listed Private Equity ETF | WHITEWOLF Publicly Listed Private Equity ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	LBO
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	6.01%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	6.71%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 665
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,962
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	3,214
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 6,613
Annual Return 2024	rr_AnnualReturn2024	30.92%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	30.92%
Since Inception	rr_AverageAnnualReturnSinceInception	37.04%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 29, 2023
WHITEWOLF Publicly Listed Private Equity ETF | WHITEWOLF Publicly Listed Private Equity ETF | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	27.83%
Since Inception	rr_AverageAnnualReturnSinceInception	33.49%
WHITEWOLF Publicly Listed Private Equity ETF | WHITEWOLF Publicly Listed Private Equity ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	18.29%
Since Inception	rr_AverageAnnualReturnSinceInception	26.72%
WHITEWOLF Commercial Real Estate Finance Income ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	WHITEWOLF Commercial Real Estate Finance Income ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	WHITEWOLF Commercial Real Estate Finance Income ETF (the “Fund” or “CREF”) seeks total return through dividends and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the table or example.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund may pay transaction costs, including commissions when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. At the date of this Prospectus, the Fund has not yet commenced operations and portfolio turnover data therefore is not available.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses and Acquired Fund Fees and Expenses (“AFFE”) are estimated for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Other Expenses and Acquired Fund Fees and Expenses (“AFFE”) are estimated for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 for the time periods indicated and then hold or sell all of your Shares at the end of those periods. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the example.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of the Fund’s net assets (plus the amount of any borrowings for investment purposes) in securities of U.S. publicly listed commercial real estate finance companies and related businesses. The Fund defines “listed commercial real estate finance companies” as commercial mortgage real estate investment trusts (REITs) (“Commercial Mortgage REITs”), commercial equity REITs (“Commercial REITs”), and operating companies that are primarily engaged in commercial real estate finance (“Asset Managers, Sponsors, and Advisors”) (collectively, “Commercial Real Estate Finance Companies and Related Businesses”) that are listed and traded on a U.S. national securities exchange. Commercial Mortgage REITs provide primarily debt financing for commercial real estate projects (e.g., office buildings, hotels, healthcare facilities, multifamily residential condos, retail spaces, telecom, data centers, and mixed-use properties), while Commercial REITs invest primarily equity capital in commercial real estate projects. Asset Managers, Sponsors, and Advisors are publicly traded asset managers, private equity real estate sponsors, and advisors that provide financing and asset management services to the commercial real estate industry.
The Fund considers a “U.S.” company to be one (i) domiciled or with a principal place of business or primary securities trading market in the United States, or (ii) that derives more than 50% of its total revenues or profits from the United States and whose stock is listed on an exchange that trades contemporaneously with the Shares. The Fund does not intend to invest in companies or REITs that provide exposure to residential financing.
White Wolf Capital Advisors, LLC, the Fund’s sub-adviser (“White Wolf” or the “Sub-Adviser”), is responsible for implementing the Fund’s investment strategy. Generally, the Sub-Adviser expects to allocate approximately 80% or more of the Fund’s portfolio to Commercial Real Estate Finance Companies and Related Businesses. The Fund’s allocation among the various types of companies within the Fund’s investment universe of Commercial Real Estate Finance Companies and Related Businesses (i.e., Commercial Mortgage REITs, Commercial REITs, Asset Managers, Sponsors, and Advisors) may change based on the Sub-Adviser’s view of the markets. It is anticipated that the Fund will hold 25 to 40 positions within the portfolio.
The Sub-Adviser’s security selection process applies a number of both qualitative and quantitative criteria to help identify the best investment opportunities from the Fund’s investment universe. The qualitative criteria refer to the equity securities of U.S. publicly traded Commercial Mortgage REITs, Commercial REITs, and Asset Managers, Sponsors, and Advisors. With respect to qualitative selection criteria, the securities that fit the description above represent the entire universe of securities taken into consideration. The quantitative factors employed by the Sub-Adviser when selecting investments for the Fund focus on the following factors: liquidity, income, volatility, and value. When considering an investment’s liquidity, the Sub-Adviser analyzes, among other things, an investment’s market capitalization and the impact that has on its liquidity. Generally, companies with larger capitalization tend to have greater liquidity. The Fund may invest in small-, mid- and large capitalization companies as long as they satisfy the Sub-Adviser’s liquidity standards. Next, the Sub-Adviser analyzes a company’s volatility (i.e., the extent to which a company’s stock price moves up or down in relation to the overall market) seeking those companies that tend to be less volatile than the overall market. The Sub-Adviser then considers a company’s dividend yield, seeking those investments that provide the Fund with attractive current income. Lastly, the Sub-Adviser will analyze a company’s price/earnings ratio, looking for those investment opportunities that provide upside potential (i.e., those that have a low price-to-earnings ratio). The Sub-Adviser’s value-oriented approach is designed to identify investments that provide current income, low volatility and the potential for capital appreciation.
The Fund concentrates (i.e., invests more than 25% of its total assets) in securities of companies in the commercial real estate industry or group of related industries.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of the Fund’s net assets (plus the amount of any borrowings for investment purposes) in securities of U.S. publicly listed commercial real estate finance companies and related businesses.
Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The Fund has not yet commenced operations, and therefore, does not have a performance history. When provided, the information will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance. Past performance does not necessarily indicate how the Fund will perform in the future. Performance information will be available at https://cref.fund/ or by calling the Fund at (215) 330-4476.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund has not yet commenced operations, and therefore, does not have a performance history.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(215) 330-4476
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://cref.fund/
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not necessarily indicate how the Fund will perform in the future.
WHITEWOLF Commercial Real Estate Finance Income ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investor may lose money by investing in the Fund.
WHITEWOLF Commercial Real Estate Finance Income ETF | Risk Not Insured Depository Institution [Member]
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Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
WHITEWOLF Commercial Real Estate Finance Income ETF | Equity Investing Risk Member
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Risk [Text Block]	rr_RiskTextBlock
Equity Investing Risk. An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.

WHITEWOLF Commercial Real Estate Finance Income ETF | Investment Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Investment Risk. When you sell your Shares, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund. The Fund could lose money due to short-term market movements and over longer periods during market downturns. Securities may decline in value due to factors affecting securities markets generally or particular asset classes or industries represented in the markets. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security, such as geopolitical events and environmental disasters. The value of a security may also decline due to factors that affect a particular industry or group of industries. During a general downturn in the securities markets, multiple asset classes may be negatively affected. Therefore, you may lose money by investing in the Fund.
WHITEWOLF Commercial Real Estate Finance Income ETF | ETF Risks Member
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Risk [Text Block]	rr_RiskTextBlock
ETF Risks
•Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
•Premium-Discount Risk. The Shares may trade above or below their net asset value (“NAV”). The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on the Cboe BZX Exchange, Inc. (the “Exchange”) or other securities exchanges. The trading price of Shares may deviate significantly from NAV during periods of market volatility or limited trading activity in Shares. In addition, you may incur the cost of the “spread,” that is, any difference between the bid price and the ask price of the Shares.
•Cost of Trading Risk. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares.
•Trading Risk. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of its underlying portfolio holdings, which can be less liquid than Shares, potentially causing the market price of Shares to deviate from its NAV. The spread varies over time for Shares of the Fund based on the Fund’s trading volume and market liquidity and is generally lower if the Fund has high trading volume and market liquidity, and higher if the Fund has little trading volume and market liquidity.
WHITEWOLF Commercial Real Estate Finance Income ETF | ETF Risks, Authorized Participants, Market Makers And Liquidity Providers Concentration Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
WHITEWOLF Commercial Real Estate Finance Income ETF | ETF Risks, Premium-Discount Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Premium-Discount Risk. The Shares may trade above or below their net asset value (“NAV”). The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on the Cboe BZX Exchange, Inc. (the “Exchange”) or other securities exchanges. The trading price of Shares may deviate significantly from NAV during periods of market volatility or limited trading activity in Shares. In addition, you may incur the cost of the “spread,” that is, any difference between the bid price and the ask price of the Shares.
WHITEWOLF Commercial Real Estate Finance Income ETF | ETF Risks, Cost Of Trading Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Cost of Trading Risk. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares.
WHITEWOLF Commercial Real Estate Finance Income ETF | ETF Risks, Trading Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Trading Risk. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of its underlying portfolio holdings, which can be less liquid than Shares, potentially causing the market price of Shares to deviate from its NAV. The spread varies over time for Shares of the Fund based on the Fund’s trading volume and market liquidity and is generally lower if the Fund has high trading volume and market liquidity, and higher if the Fund has little trading volume and market liquidity.
WHITEWOLF Commercial Real Estate Finance Income ETF | Management Risk Member
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Risk [Text Block]	rr_RiskTextBlock
Management Risk. The Fund is actively managed and may not meet its investment objective based on the Sub-Adviser’s success or failure to implement investment strategies for the Fund. It is possible the investment techniques and risk analyses employed on behalf of the Fund will not produce the desired results.

WHITEWOLF Commercial Real Estate Finance Income ETF | Large-Capitalization Companies Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Large-Capitalization Companies Risk. Large-capitalization companies may trail the returns of the overall stock market. Large-capitalization stocks tend to go through cycles of doing better - or worse - than the stock market in general. These periods have, in the past, lasted for as long as several years.
WHITEWOLF Commercial Real Estate Finance Income ETF | Small- And Mid-Capitalization Companies Risk Member
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Risk [Text Block]	rr_RiskTextBlock
Small- and Mid-Capitalization Companies Risk. Investing in securities of small- and medium- capitalization companies involve greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. Often small- and medium-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

WHITEWOLF Commercial Real Estate Finance Income ETF | Risk Nondiversified Status [Member]
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Risk [Text Block]	rr_RiskTextBlock
Non-Diversification Risk. The Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in fewer issuers than diversified funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio and may be more susceptible to greater losses because of these developments.

WHITEWOLF Commercial Real Estate Finance Income ETF | New Sub-Adviser Risk Member
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Risk [Text Block]	rr_RiskTextBlock
New Sub-Adviser Risk. Although the Sub-Adviser’s principals and the Fund’s portfolio managers have experience managing investments in the past, the Sub-Adviser has limited experience managing investments for an ETF, which may limit the Sub-Adviser’s effectiveness.

WHITEWOLF Commercial Real Estate Finance Income ETF | New Fund Risk Member
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Risk [Text Block]	rr_RiskTextBlock
New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors have no track record or history on which to base their investment decision. There can be no assurance that the Fund will grow to or maintain an economically viable size. In addition, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

WHITEWOLF Commercial Real Estate Finance Income ETF | Value Style Risk Member
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Risk [Text Block]	rr_RiskTextBlock
Value Style Risk. The Fund follows a value investment style. Risks that accompany this investment style include, among others, the risk that the value style may be out of favor for long periods of time, that the market will not recognize a security’s intrinsic value for a long time or at all, and that a stock judged to be undervalued may actually be appropriately priced or overvalued. Issuers of value stocks may have experienced adverse business developments or may be subject to special risks that have caused the stock to be out of favor. In addition, the Fund’s value investment style may go out of favor with investors, negatively affecting the Fund’s performance. If the Fund’s assessment of market conditions or a company’s value is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds.

WHITEWOLF Commercial Real Estate Finance Income ETF | Real Estate Industry Concentration Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Real Estate Industry Concentration Risk. The Fund’s commercial real estate investments will be significantly impacted by the performance of the commercial real estate market and may experience more volatility and be exposed to greater risk than a more diversified portfolio. The value of companies engaged in the commercial real estate industry is affected by: (i) changes in general economic and market conditions; (ii) changes in the value of real estate properties; (iii) risks related to local economic conditions, overbuilding and increased competition; (iv) increases in property taxes and operating expenses; (v) changes in zoning laws; (vi) casualty and condemnation losses; (vii) variations in rental income or the appeal of property to tenants; (viii) the availability of financing and (ix) changes in interest rates and leverage. There are also special risks associated with particular commercial real estate sectors, or real estate operations generally. The Fund’s investments will be subject to the risks typically associated with real estate, including but not limited to the following:
•Tenant Related Risks. The leases on the properties underlying the Fund’s investments may not be renewed on favorable terms or the occupancy rate of various properties may fall in a manner which adversely affects the Fund’s investments. Bankruptcies, financial difficulties or defaults by tenants of the properties in which the Fund invests may adversely affect the Fund.
•Real Estate Operators Risk. Real estate operators, property managers or any other third party may experience financial difficulties (e.g., bankruptcy) that could result in a loss of value in the Fund’s investments. Property managers can make decisions that result in increased operating and maintenance related costs.
•Development Related Risks. These risks include cost overruns and non-completion of the construction or renovation of the properties owned, directly or indirectly, by the Fund. The expenses related to renovations may affect the value of the Fund’s investments.
•Concentration Risk. Real estate companies may lack diversification due to ownership of a limited number of properties or concentration in a particular geographic region or property type.
•Interest Rate Risk. Rising interest rates could result in higher costs of capital for real estate companies, which could negatively impact a real estate company’s ability to meet its payment obligations. The Fund may face a heightened level of interest rate risk due to certain changes in monetary policy, such as interest rate changes by the Federal Reserve.
•Property Risk. Real estate companies may be subject to risks relating to functional obsolescence or reduced desirability of properties; extended vacancies; catastrophic events; and casualty or condemnation losses. Real estate income and values also may be greatly affected by demographic trends, changing tastes and values, or increasing vacancies or declining rents.
•Regulatory Risk. Real estate income and values may be adversely affected by such factors as applicable domestic and foreign laws (including tax laws). Government actions, such as tax increases, zoning law changes or environmental regulations, also may have a major impact on real estate.
•Repayment Risk. The prices of real estate company securities may drop because of the failure of borrowers to repay their loans, poor management, and the inability to obtain financing either on favorable terms or at all. If the properties do not generate sufficient income to meet operating expenses, ground lease payments, tenant improvements, third-party leasing commissions and other capital expenditures, the income and ability of the real estate company to make payments of interest and principal on their loans will be adversely affected.

WHITEWOLF Commercial Real Estate Finance Income ETF | Real Estate Industry Concentration Risk, Tenant Related Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Tenant Related Risks. The leases on the properties underlying the Fund’s investments may not be renewed on favorable terms or the occupancy rate of various properties may fall in a manner which adversely affects the Fund’s investments. Bankruptcies, financial difficulties or defaults by tenants of the properties in which the Fund invests may adversely affect the Fund.
WHITEWOLF Commercial Real Estate Finance Income ETF | Real Estate Industry Concentration Risk, Real Estate Operators Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Real Estate Operators Risk. Real estate operators, property managers or any other third party may experience financial difficulties (e.g., bankruptcy) that could result in a loss of value in the Fund’s investments. Property managers can make decisions that result in increased operating and maintenance related costs.
WHITEWOLF Commercial Real Estate Finance Income ETF | Real Estate Industry Concentration Risk, Development Related Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Development Related Risks. These risks include cost overruns and non-completion of the construction or renovation of the properties owned, directly or indirectly, by the Fund. The expenses related to renovations may affect the value of the Fund’s investments.
WHITEWOLF Commercial Real Estate Finance Income ETF | Real Estate Industry Concentration Risk, Concentration Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Concentration Risk. Real estate companies may lack diversification due to ownership of a limited number of properties or concentration in a particular geographic region or property type.
WHITEWOLF Commercial Real Estate Finance Income ETF | Real Estate Industry Concentration Risk, Interest Rate Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Interest Rate Risk. Rising interest rates could result in higher costs of capital for real estate companies, which could negatively impact a real estate company’s ability to meet its payment obligations. The Fund may face a heightened level of interest rate risk due to certain changes in monetary policy, such as interest rate changes by the Federal Reserve.
WHITEWOLF Commercial Real Estate Finance Income ETF | Real Estate Industry Concentration Risk, Property Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Property Risk. Real estate companies may be subject to risks relating to functional obsolescence or reduced desirability of properties; extended vacancies; catastrophic events; and casualty or condemnation losses. Real estate income and values also may be greatly affected by demographic trends, changing tastes and values, or increasing vacancies or declining rents.
WHITEWOLF Commercial Real Estate Finance Income ETF | Real Estate Industry Concentration Risk, Regulatory Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Regulatory Risk. Real estate income and values may be adversely affected by such factors as applicable domestic and foreign laws (including tax laws). Government actions, such as tax increases, zoning law changes or environmental regulations, also may have a major impact on real estate.
WHITEWOLF Commercial Real Estate Finance Income ETF | Real Estate Industry Concentration Risk, Repayment Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Repayment Risk. The prices of real estate company securities may drop because of the failure of borrowers to repay their loans, poor management, and the inability to obtain financing either on favorable terms or at all. If the properties do not generate sufficient income to meet operating expenses, ground lease payments, tenant improvements, third-party leasing commissions and other capital expenditures, the income and ability of the real estate company to make payments of interest and principal on their loans will be adversely affected.
WHITEWOLF Commercial Real Estate Finance Income ETF | REITs Risk Member
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Risk [Text Block]	rr_RiskTextBlock
REITs Risk. In addition to the risks associated with investing in securities of commercial real estate companies and commercial real estate related companies, REITs are subject to certain additional risks. Equity REITs may be affected by changes in the value of the underlying properties owned by the trusts. Further, REITs are dependent upon specialized management skills and cash flows, and may have their investments in relatively few properties, or in a small geographic area or a single property type. Failure of a company to qualify as a REIT under federal tax law may have adverse consequences to the fund. In addition, REITs have their own expenses, and the Fund will bear a proportionate share of those expenses. In addition to these risks, the Fund’s investments in Mortgage REITs, Office REITs and Industrial REITS will be subject to these additional risks:
•Mortgage REITs. Mortgage REITs are exposed to risks associated with changes in interest rates, changes in credit spreads, and declines in real estate values. Debt investments are also subject to loss in value due to high or sustained inflation because the debt could be paid back in significantly depreciated currency.
•Office REITs. Office REITs are affected by a downturn in the businesses operated by their tenants. Also, the trend toward more businesses allowing work-from-home policies may adversely affect this industry.
•Industrial REITs. Industrial properties are affected by downturns in the manufacturing, processing, and shipping of goods.

WHITEWOLF Commercial Real Estate Finance Income ETF | REITs Risk, Mortgage REITs Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Mortgage REITs. Mortgage REITs are exposed to risks associated with changes in interest rates, changes in credit spreads, and declines in real estate values. Debt investments are also subject to loss in value due to high or sustained inflation because the debt could be paid back in significantly depreciated currency.
WHITEWOLF Commercial Real Estate Finance Income ETF | REITS Risk, Office REITs Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Office REITs. Office REITs are affected by a downturn in the businesses operated by their tenants. Also, the trend toward more businesses allowing work-from-home policies may adversely affect this industry.
WHITEWOLF Commercial Real Estate Finance Income ETF | REITs Risk, Industrial REITs Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Industrial REITs. Industrial properties are affected by downturns in the manufacturing, processing, and shipping of goods.
WHITEWOLF Commercial Real Estate Finance Income ETF | WHITEWOLF Commercial Real Estate Finance Income ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CREF
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.70%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 72
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 224

[1]	The Fund’s investments in other funds requires the fund to report a total annual fund operating expense ratio in its prospectus fee table that accounts for both the expenses that a fund pays directly out of its assets (direct expenses), and the expense ratios of the underlying funds, including business development companies (BDCs), in which it invests, which are called Acquired Fund Fees and Expenses (“AFFE”). AFFEs are indirect expenses. This disclosure is designed to provide investors with a better understanding of the actual costs of investing in a fund that invests in other funds. Accordingly, the prospectus for LBO discloses its AFFEs which are in the table above. However, because these fees are not borne directly by the Fund, they will not be reflected in the expense information in LBO’s financial statements. Information presented in the prospectus table will differ from financial highlights presented in LBO’s reports to shareholders.
[2]
Other Expenses and Acquired Fund Fees and Expenses (“AFFE”) are estimated for the current fiscal year. The Fund’s investments in other funds requires the Fund to report a total annual fund operating expense ratio in its prospectus fee table that accounts for both the expenses that the Fund pays directly out of its assets (direct expenses), and the expense ratios of the underlying funds, in which it invests, which are called AFFEs. AFFEs are indirect expenses. This disclosure is designed to provide investors with a better understanding of the actual costs of investing in a fund that invests in other funds.